Deposits - Schedule of Maturities of Certificates of Deposit (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Banking And Thrift [Abstract]
One year or less	$ 197,287	$ 244,635
After one to two years	106,369	105,367
After two to three years	69,037	41,511
After three to four years	54,559	44,537
After four to five years	42,490	50,711
Thereafter	954	7,092
Time Deposits, Total	$ 470,696	$ 493,853